AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 100.2%
Asset-Backed Securities — 44.1%
Automobiles — 17.7%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	300	$ 309,329
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	24	24,324
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	203,539
Carmax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	1,100	1,122,420
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	417,406
Chesapeake Funding II LLC (Canada),
Series 2018-03A, Class A1, 144A
3.390%	01/15/31	368	373,944
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	154	154,568
Series 2018-04, Class B
3.360%	10/17/22	300	300,942
Enterprise Fleet Financing LLC,
Series 2018-01, Class A2, 144A
2.870%	10/20/23	68	67,862
Series 2018-02, Class A2, 144A
3.140%	02/20/24	85	85,339
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	200	199,920
Series 2015-02, Class A, 144A
2.440%	01/15/27	500	501,210
Series 2018-02, Class A, 144A
3.470%	01/15/30	200	209,352
Series 2019-01, Class A, 144A
3.520%	07/15/30	500	528,812
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A2, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.000%)
2.488%(c)	11/15/21	400	400,153
Series 2018-02, Class A
3.170%	03/15/25	500	516,886
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	103,260
Honda Auto Receivables Owner Trust,
Series 2018-04, Class A3
3.160%	01/17/23	600	611,876
Series 2019-01, Class A3
2.830%	03/20/23	500	508,820
Hyundai Auto Receivables Trust,
Series 2018-B, Class A3
3.200%	12/15/22	500	508,547
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Nissan Master Owner Trust Receivables,
Series 2017-B, Class A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
2.458%(c)	04/18/22	400	$ 400,587
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	182	182,134
Series 2018-01A, Class A, 144A
3.430%	12/16/24	300	305,023
Santander Retail Auto Lease Trust,
Series 2018-A, Class A2A, 144A
2.710%	10/20/20	29	28,754
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	300	306,636
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	26	26,091
			8,397,734
Collateralized Loan Obligations — 19.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.403%(c)	07/15/31	750	743,042
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)
3.123%(c)	01/15/27	250	249,638
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.219%(c)	04/23/31	250	247,253
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.273%(c)	04/17/31	250	247,379
Cent CLO Ltd. (Cayman Islands),
Series-C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.296%(c)	04/30/31	250	247,574
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.263%(c)	04/24/31	250	246,878
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
3.173%(c)	04/19/29	250	248,942
A1

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.297%(c)	04/26/31	250	$ 246,281
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.306%(c)	04/25/31	250	246,274
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
3.066%(c)	05/20/29	250	248,920
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.583%(c)	10/13/31	750	741,653
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.347%(c)	04/26/31	750	743,411
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	750	747,575
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.328%(c)	04/20/31	250	247,334
Palmer Square CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.422%(c)	07/16/31	250	248,204
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.509%(c)	10/23/31	750	746,891
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.543%(c)	01/17/30	250	249,561
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.078%(c)	07/20/27	250	249,114
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.666%(c)	10/25/28	500	500,941
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.563%(c)	01/15/32	250	249,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.246%(c)	04/25/31	250	$ 247,398
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	250	249,776
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.253%(c)	04/15/29	500	496,161
			9,438,718
Consumer Loans — 1.2%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	271	273,805
Series 2019-02, Class A, 144A
3.010%	04/25/28	318	319,732
			593,537
Credit Cards — 3.9%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	700	717,188
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	400	403,137
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	400	419,224
Series 2018-A06, Class A6
3.210%	12/07/24	300	312,516
			1,852,065
Student Loans — 1.5%
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A1FX, 144A
2.680%	05/26/43	36	36,219
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	68	68,466
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	50	49,800
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	416,657
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	125	126,398
			697,540

Total Asset-Backed Securities (cost $20,781,410)			20,979,594

A2

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 24.7%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	312	$ 310,939
Series 2017-BNK07, Class A1
1.984%	09/15/60	49	49,373
Series 2018-BN14, Class A1
3.277%	09/15/60	134	136,798
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	98	97,858
Series 2017-CD05, Class A1
2.028%	08/15/50	154	153,763
Series 2017-CD06, Class A1
2.168%	11/13/50	479	479,850
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	1,220	1,309,795
Series 2017-C08, Class A1
1.965%	06/15/50	53	52,493
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	250	263,857
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A1
1.643%	09/10/58	184	183,487
Series 2015-P1, Class A1
1.648%	09/15/48	40	39,867
Series 2016-C01, Class A1
1.506%	05/10/49	147	145,951
Series 2016-C02, Class A1
1.499%	08/10/49	89	87,953
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	110	116,085
Series 2014-UBS02, Class A2
2.820%	03/10/47	30	30,064
Series 2014-UBS04, Class A2
2.963%	08/10/47	3	3,046
Series 2015-CR26, Class A3
3.359%	10/10/48	164	172,776
Series 2016-DC02, Class A1
1.820%	02/10/49	45	44,544
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A1
1.717%	08/15/48	46	45,893
Series 2015-C04, Class A1
2.010%	11/15/48	129	128,209
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	123	121,907
Series 2017-C06, Class A1
1.907%	06/10/50	302	300,331
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.044%(cc)	03/25/28	194	203,883
Series 2019-M01, Class A1
3.355%	06/25/28	376	403,376
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	18	$ 18,366
Series 2014-GC22, Class A3
3.516%	06/10/47	45	45,889
Series 2017-GS07, Class A1
1.950%	08/10/50	130	129,581
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	590	599,325
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,542
Series 2014-C19, Class A3
3.669%	04/15/47	90	91,978
Series 2014-C21, Class A4
3.493%	08/15/47	145	152,502
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	137	136,237
Series 2017-JP07, Class A1
1.969%	09/15/50	417	415,376
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	188	186,619
Series 2017-C07, Class A1
2.081%	10/15/50	66	66,398
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	319	325,126
Series 2016-JP04, Class A1
1.891%	12/15/49	6	5,976
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	425	440,221
Series 2015-C24, Class A3
3.479%	05/15/48	155	164,337
Series 2016-C30, Class A1
1.389%	09/15/49	220	218,629
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	835	828,776
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	633	632,130
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A1
1.639%	09/15/58	69	69,034
Series 2015-NXS03, Class A1
1.504%	09/15/57	20	20,309
Series 2015-NXS4, Class A1
1.889%	12/15/48	250	249,721
Series 2016-BNK01, Class A1
1.321%	08/15/49	178	176,512
Series 2016-C32, Class A1
1.577%	01/15/59	396	394,681

A3

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C34, Class A1
1.423%	06/15/49	68	$ 67,232
Series 2016-C35, Class A1
1.392%	07/15/48	366	364,107
Series 2016-C37, Class A1
1.944%	12/15/49	958	955,397
Series 2017-C38, Class A1
1.968%	07/15/50	96	95,442
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A2
2.862%	03/15/47	1	1,371

Total Commercial Mortgage-Backed Securities (cost $11,412,985)			11,752,912
Corporate Bonds — 14.7%
Banks — 3.9%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	170	176,823
Sr. Unsec’d. Notes, MTN
4.125%	01/22/24	40	43,052
Sub. Notes, MTN
4.000%	01/22/25	65	69,019
BB&T Corp.,
Jr. Sub. Notes
4.800%(ff)	–(rr)	65	64,999
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.200%	10/21/26	190	196,410
Sub. Notes
4.400%	06/10/25	75	80,729
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	345	341,585
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.500%	01/23/25	80	83,397
5.750%	01/24/22	25	26,935
Sub. Notes
4.250%	10/21/25	50	53,505
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	210	209,206
3.125%	01/23/25	100	103,546
3.509%(ff)	01/23/29	30	31,711
4.005%(ff)	04/23/29	100	109,223
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	20	20,911
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	95	100,147
Sub. Notes, GMTN
4.350%	09/08/26	130	140,780
			1,851,978
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
3.450%	11/15/27	90	$ 95,355
Chemicals — 0.2%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	105	111,025
Commercial Services — 1.8%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	70	74,653
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23	250	263,075
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.375%	10/11/19	500	499,886
			837,614
Diversified Financial Services — 2.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19	500	501,526
CPPIB Capital, Inc. (Canada),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/25/23	250	262,835
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A
2.125%	09/19/22	250	252,353
			1,016,714
Electric — 0.3%
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	140	139,892
Healthcare-Services — 0.7%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	215	214,189
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25	90	92,664
			306,853
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	85	89,808
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	6	6,362
4.569%	02/01/29	19	21,200
			117,370

A4

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 1.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	$ 75,575
Council Of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.750%	11/14/19	500	499,755
			575,330
Packaging & Containers — 0.3%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	130	136,847
Pharmaceuticals — 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	75	78,007
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	245	252,581
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.079%	06/15/24	130	131,597
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25	200	213,693
Express Scripts Holding Co.,
Gtd. Notes
3.400%	03/01/27	60	61,984
4.500%	02/25/26	40	43,684
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	130	134,134
			915,680
Pipelines — 0.9%
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	130	125,196
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	25	25,663
4.500%	07/15/23	50	53,265
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	120,962
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	110,999
			436,085
Real Estate Investment Trusts (REITs) — 0.5%
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	250	256,799
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	170	$ 187,763

Total Corporate Bonds (cost $6,739,956)			6,985,305
Residential Mortgage-Backed Securities — 1.5%
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.100%(c)	12/25/57	66	65,671
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.582%(c)	08/25/60	147	146,747
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	300	300,096
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	191	199,985

Total Residential Mortgage-Backed Securities (cost $706,809)			712,499
Sovereign Bonds — 6.8%
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	500	499,863
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	1,200	1,199,208
2.200%	07/26/22	300	303,349
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	300	302,427
Province of British Columbia Canada (Canada),
Sr. Unsec’d. Notes
2.650%	09/22/21	16	16,271
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.050%	11/30/20	35	35,055
2.125%	05/04/22	200	201,664
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	200	209,270
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	165	167,117
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	08/25/21	300	305,029

Total Sovereign Bonds (cost $3,197,151)			3,239,253

A5

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 7.1%
Federal Home Loan Bank
2.625%	10/01/20(k)	675	$ 680,231
Federal Home Loan Mortgage Corp.
2.750%	06/19/23(k)	700	728,300
Federal National Mortgage Assoc.
2.000%	10/05/22	400	404,063
2.500%	02/05/24	490	508,474
2.875%	09/12/23	1,000	1,047,994

Total U.S. Government Agency Obligations (cost $3,257,564)			3,369,062
U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes
2.125%	05/15/25(k)	430	442,161
U.S. Treasury Strips Coupon
3.080%(s)	11/15/34(k)	240	178,014

Total U.S. Treasury Obligations (cost $559,657)			620,175

Total Long-Term Investments (cost $46,655,532)			47,658,800

	Shares
Short-Term Investments — 0.5%
Affiliated Mutual Funds — 0.4%
PGIM Core Ultra Short Bond Fund(w)	182,893	182,893
PGIM Institutional Money Market Fund(w)	9	9

Total Affiliated Mutual Funds (cost $182,902)		182,902

Options Purchased*~ — 0.1%
(cost $1,870)	27,834

Total Short-Term Investments (cost $184,772)	210,736

TOTAL INVESTMENTS—100.7% (cost $46,840,304)	47,869,536

Liabilities in excess of other assets(z) — (0.7)%	(321,251)

Net Assets — 100.0%	$ 47,548,285

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	200	$ 175
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	100	73
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	1,864
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	1,806
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	442	4,233
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	878	8,672
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	9,308
A6

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	$ 1,703
Total Options Purchased (cost $1,870)							$27,834
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
173	10 Year U.S. Treasury Notes	Dec. 2019	$22,544,062	$(147,988)
56	10 Year U.S. Ultra Treasury Notes	Dec. 2019	7,974,750	(94,776)
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	1,343,344	(16,136)
				(258,900)
Short Positions:
7	2 Year U.S. Treasury Notes	Dec. 2019	1,508,500	(2,600)
38	20 Year U.S. Treasury Bonds	Dec. 2019	6,167,875	78,741
418	5 Year U.S. Treasury Notes	Dec. 2019	49,804,048	295,243
11	90 Day Euro	Dec. 2020	2,709,438	2,941
				374,325
				$ 115,425
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
51,345	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	$(2,019,131)	$3,021,813	$5,040,944
3,770	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(43,935)	(409,670)	(365,735)
350	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(37,915)	(37,915)
405	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,863)	39,689	42,552
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(630)	(630)
				$(2,065,929)	$2,613,287	$4,679,216

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7